INSURANCE CONTRACTS (Details 7) - Insurance Income [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Amounts related to changes in liabilities for remaining coverage (LRC)	R$ 51,252,827	R$ 44,245,342
Outputs related to general model contracts	4,806,020	4,523,535
Non-financial risk adjustment change	171,746	174,161
Contract service margin recognized for general model and variable rate	1,656,674	1,196,103
Income related to contracts measured under premium allocation approach	44,618,387	38,351,543
Insurance Revenue	R$ 51,252,827	R$ 44,245,342